RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense	$ 16,767